SUBSEQUENT EVENTS (Details Narrative) $ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended
	Apr. 18, 2024 CAD ($) shares	Jul. 31, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Jun. 30, 2023 USD ($)	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CAD ($)	Sep. 25, 2023
IfrsStatementLineItems [Line Items]
Proceeds from loan				$ 2,000	$ 9,000
Loan interest rate								8.00%
Cash and cash equivalents				2,000
Accounts payable and accrued liabilities				$ 2,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Proceeds from loan	$ 2,000
Loan interest rate	12.00%
Warrants exercisable shares issued | shares	800,000
Shares price | shares	1.15
Facilities renewed						$ 30,000	$ 10,000
Unsecured debenture outstanding							$ 11,948
Repayment of unsecured debenture		$ 87	$ 87